Goodwill and Intangible assets, net - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 12,224
Less: accumulated depreciation and amortization	(607)
Total intangible assets, net	11,617	$ 0
Amortization of intangible assets	$ 607
Weighted- Average Remaining Useful Life	2 years 6 months 3 days
Developed technology
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 797
Weighted- Average Remaining Useful Life	2 years 2 months 15 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 17
Weighted- Average Remaining Useful Life	3 years
Database
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 208
Weighted- Average Remaining Useful Life	1 year 11 months 15 days
User panel
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 11,202
Weighted- Average Remaining Useful Life	2 years 10 months 13 days